SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina
Energy – 0.7%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$150	$113
Pan American Energy LLC 7.875%, 5-7-21	33	33

		146

Total Argentina - 0.7%		$146

Australia
Industrials – 0.4%
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(A)	70	71

Utilities – 1.1%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	200	212

Total Australia - 1.5%		$283

Austria
Consumer Staples – 1.0%
JBS Investments II GmbH (GTD by JBS S.A.) 5.750%, 1-15-28(A)	200	208

Total Austria - 1.0%		$208

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd. 4.450%, 5-15-25(A)	100	112

Total Bermuda - 0.6%		$112

Brazil
Industrials – 1.0%
Cosan Ltd. 5.500%, 9-20-29(A)	200	206

Materials – 2.0%
Nexa Resources S.A. 6.500%, 1-18-28(A)	200	218
Vale Overseas Ltd. 6.250%, 8-10-26	150	177

		395

Utilities – 1.0%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	200	206

Total Brazil - 4.0%		$807

British Virgin Islands
Information Technology – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(A)	200	196

Total British Virgin Islands - 1.0%		$196

Canada
Consumer Staples – 0.3%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(A)	60	62

Energy – 0.6%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	100	116

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	100	116
Royal Bank of Canada 4.650%, 1-27-26	50	59

		175

Materials – 0.9%
First Quantum Minerals Ltd. 6.875%, 3-1-26(A)	200	193

Total Canada - 2.7%		$546

Cayman Islands
Financials – 1.9%
Itau Unibanco Holdings S.A. 4.625%, 8-27-68(A)	200	175
Three Gorges Finance I Ltd. 1.300%, 9-22-25(A)	200	198

		373

Total Cayman Islands - 1.9%		$373

Chile
Energy – 1.0%
GeoPark Ltd. 6.500%, 9-21-24(A)	200	188

Financials – 1.0%
Banco del Estado de Chile 2.704%, 1-9-25(A)	200	210

Industrials – 1.1%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	200	222

Materials – 1.1%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	200	218

Utilities – 0.5%
Enel Chile S.A. 4.875%, 6-12-28	80	94

Total Chile - 4.7%		$932

China
Communication Services – 2.0%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	200	209
Weibo Corp. 3.500%, 7-5-24	200	210

		419

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. 3.400%, 12-6-27	200	224

Total China - 3.1%		$643

Columbia
Communication Services – 1.1%
Colombia Telecomunicaciones S.A. E.S.P. 4.950%, 7-17-30(A)	200	208

Financials – 1.1%
Banco de Bogota S.A. 5.375%, 2-19-23(A)	200	211

Utilities – 1.4%
Emgesa S.A. E.S.P. 8.750%, 1-25-21(B)	COP302,000	80
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(A)	$200	200

		280

Total Columbia - 3.6%		$699

France
Financials – 1.0%
BNP Paribas S.A. 7.625%, 12-29-49(A)	200	203

Total France - 1.0%		$203

Hong Kong
Financials – 1.1%
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	200	217

Total Hong Kong - 1.1%		$217

India
Utilities – 2.1%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	200	196
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	200	214

		410

Total India - 2.1%		$410

Indonesia
Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	200	234
5.375%, 1-25-29(A)	200	234

		468

Total Indonesia - 2.3%		$468

Isle of Man
Consumer Discretionary – 1.0%
GOHL Capital Ltd. 4.250%, 1-24-27	200	199

Total Isle of Man - 1.0%		$199

Japan
Financials – 1.7%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	100	111

Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	119
3.936%, 10-16-23	100	109

		339

Total Japan - 1.7%		$339

Luxembourg
Consumer Staples – 1.0%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	200	208

Financials – 1.0%
JSM Global S.a.r.l. 4.750%, 10-20-30(A)	200	200

Industrials – 1.0%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	200	210

Total Luxembourg - 3.0%		$618

Mexico
Consumer Staples – 1.1%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	200	217

Energy – 0.5%
Petroleos Mexicanos 6.490%, 1-23-27(A)	100	94

Financials – 1.7%
Banco Santander S.A. 4.125%, 11-9-22(A)	150	158
Credito Real S.A. de C.V. SOFOM E.N.R. 7.250%, 7-20-23(A)	200	195

		353

Industrials – 2.1%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	200	211
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	200	195

		406

Materials – 1.1%
CEMEX S.A.B. de C.V. 7.750%, 4-16-26(A)	200	211

Total Mexico - 6.5%		$1,281

Netherlands
Consumer Discretionary – 1.1%
Prosus N.V. 3.680%, 1-21-30(A)	200	216

Financials – 1.1%
Syngenta Finance N.V. 5.182%, 4-24-28(A)	200	220

Health Care – 1.0%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 6.750%, 3-1-28(C)	200	209

Total Netherlands - 3.2%		$645

Nigeria
Financials – 1.1%
Africa Finance Corp. 4.375%, 4-17-26(A)	200	215

Total Nigeria - 1.1%		$215

Norway
Energy – 1.5%
Aker BP ASA:
6.000%, 7-1-22(A)	150	152
4.750%, 6-15-24(A)	150	154

		306

Total Norway - 1.5%		$306

Panama
Financials – 1.0%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(A)	200	203

Total Panama - 1.0%		$203

Peru
Financials – 1.8%
Banco de Credito del Peru 4.250%, 4-1-23(A)	150	160
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(A)	200	202

		362

Utilities – 0.9%
Fenix Power Peru S.A. 4.317%, 9-20-27	179	182

Total Peru - 2.7%		$544

South Korea
Financials – 3.5%
Hyundai Capital Services, Inc. 2.983%, 8-29-22(A)	210	218
Korea Development Bank 3.250%, 2-19-24	200	216
Woori Bank 2.625%, 7-20-21(A)	250	254

		688

Total South Korea - 3.5%		$688

Spain
Financials – 1.0%
Banco Santander S.A. 2.706%, 6-27-24	200	212

Total Spain - 1.0%		$212

United Arab Emirates
Consumer Discretionary – 1.0%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(A)	200	198

Energy – 1.1%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	200	225

Total United Arab Emirates - 2.1%		$423

United Kingdom
Communication Services – 1.0%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(A)	200	202

Consumer Staples – 2.0%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	200	209
MARB BondCo plc 6.875%, 1-19-25(A)	200	207

		416

Financials – 4.5%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	200	228
HSBC Holdings plc 4.583%, 6-19-29	300	345
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	100	113
State Bank of India 4.875%, 4-17-24(A)	200	218

		904

Total United Kingdom - 7.5%		$1,522

United States
Communication Services – 1.2%
T-Mobile USA, Inc. 6.000%, 3-1-23	230	231

Consumer Discretionary – 1.6%
Ross Stores, Inc. 4.800%, 4-15-30	80	97
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	200	219

		316

Consumer Staples – 2.7%
Bunge Ltd. Finance Corp. 3.500%, 11-24-20	250	251
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	125	150
Reynolds American, Inc. 4.450%, 6-12-25	100	112

		513

Financials – 5.9%
Bank of America Corp. 3.593%, 7-21-28	125	140
BBVA Bancomer S.A. 5.875%, 9-13-34(A)	200	203
Citigroup, Inc. 3.520%, 10-27-28	125	139
Ford Motor Credit Co. LLC 3.096%, 5-4-23	200	195
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	100	114
JPMorgan Chase & Co.:
3.540%, 5-1-28	118	132
4.000%, 10-1-68	50	47
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	50	51

Wells Fargo & Co. 4.300%, 7-22-27	125	143

		1,164

Health Care – 0.9%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	100	101
4.500%, 1-15-23(A)	75	80

		181

Industrials – 1.4%
Azul Investments LLP 5.875%, 10-26-24(A)	200	150
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	75	83
Boeing Co. (The) 4.508%, 5-1-23	50	53

		286

Information Technology – 0.6%
Broadcom, Inc. 5.000%, 4-15-30	100	118

Materials – 0.9%
Freeport-McMoRan, Inc. 4.250%, 3-1-30	170	174

Real Estate – 0.5%
Aircastle Ltd. 4.400%, 9-25-23	100	99

Total United States - 15.7%		$3,082

Uruguay
Industrials – 0.4%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(A)	70	74

Total Uruguay - 0.4%		$74

Venezuela
Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	150	155
2.375%, 5-12-23	30	31

		186

Total Venezuela - 0.9%		$186

TOTAL CORPORATE DEBT SECURITIES – 84.1%		$16,780

(Cost: $15,939)

OTHER GOVERNMENT SECURITIES(D)

Argentina – 0.5%
Republic of Argentina:
1.000%, 7-9-29	12	6
0.125%, 7-9-30	243	101

		107

Costa Rica – 0.9%
Costa Rica Government Bond 4.250%, 1-26-23(A)	200	193

Mexico – 1.0%
United Mexican States 3.250%, 4-16-30	200	204

Panama – 1.1%
Republic of Panama 3.750%, 4-17-26	200	214

Qatar – 1.1%
Qatar Government Bond 3.875%, 4-23-23	200	215

Saudi Arabia – 1.3%
Saudi Arabia Government Bond 2.375%, 10-26-21(A)	250	254

Turkey – 1.0%
Turkey Government Bond 6.350%, 8-10-24	200	199

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24	50	55

Vietnam – 1.1%
Vietnam Government Bond 4.800%, 11-19-24(A)	200	223

TOTAL OTHER GOVERNMENT SECURITIES – 8.3%		$1,664

(Cost: $1,628)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 6.0%
U.S. Treasury Notes:
1.500%, 1-15-23	150	155
2.125%, 9-30-24	100	107
2.250%, 11-15-25	150	165
2.375%, 5-15-27	125	141
0.375%, 7-31-27	300	298
1.625%, 8-15-29	100	109
1.750%, 11-15-29	200	220

		1,195

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.0%		$1,195

(Cost: $1,122)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	8	8
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.040%(F)	71	71

		79

TOTAL SHORT-TERM SECURITIES – 0.4%		$79

(Cost: $79)

TOTAL INVESTMENT SECURITIES – 98.8%		$19,718

(Cost: $18,768)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		231

NET ASSETS – 100.0%		$19,949

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $11,927 or 59.8% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(C)	All or a portion of securities with an aggregate value of $69 are on loan.
(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(E)	Rate shown is the annualized 7-day yield at September 30, 2020.
(F)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$16,780	$—
Other Government Securities	—	1,664	—
United States Government Obligations	—	1,195	—
Short-Term Securities	79	—	—

Total	$79	$19,639	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$18,768

Gross unrealized appreciation	1,212
Gross unrealized depreciation	(262)

Net unrealized appreciation	$950